Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2020	2019
	USD in thousands
Cash in banks	22,363	3,836
Short-term bank deposits	-	3,200
	22,363	7,036

The currencies in which the cash and cash equivalents are denominated or to which they are linked are as follows:

	December 31
	2020	2019
	USD in thousands
USD	19,448	6,658
NIS	2,906	362
Other currencies	9	16
	22,363	7,036

The carrying amount of cash and cash equivalents approximates their fair value.